GCAT NQM DEPOSITOR III, LLC ABS-15G

Exhibit 99.22

AG GCAT 2021-NQM4 - Rebuttal Findings 08.06.2021_110
Loan Number	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
908107389	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect. (Open) TRID CD ' Closing Information/Disbursement Date- The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date. Non-material defect.	(Open) Program Parameters- The subject loan does not meet Program Parameters for number of cash-out refinances. The guidelines do not allow for multiple cash-out refinances within 12 months. The subject transaction was a cash-out refinance which closed XX/XX/XXXX and the borrowers' had previously obtained a cash-out refinance XX/XX/XXXX, which was less than 12 months prior to the subject transaction.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
908101530	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Assets Misc-

There are additional asset findings. The guidelines indicate that the use of business funds requires a letter from the CPA or tax-preparer which must state that the withdrawal will not negatively impact the business. The borrower was required to evidence $XXXX in funds to close, earnest money deposit and pre-paid items. In addition, the borrower was required to evidence 3 months reserves totaling $XXXX ($XXXX PITIA x 3 months). Therefore, the borrower was required to evidence a total of $XXXX in funds for the subject transaction. The loan file contained evidence of $XXXX in assets including the earnest money deposit of $XXXX; however, the assets provided were business assets. The loan file contained a CPA letter which stated "any funds withdrawn from the business for personal expense will reduce business cash and owner's equity."; however, the loan file did not contain a copy of a letter from the CPA or tax-preparer stating that the withdrawal will not negatively impact the business, as required by guidelines.

Response 1 (XX/XX/XXXX 7:32AM)
Exception received is sufficient. (Resolved)

(Clear) REO PITI-

The Borrower owns other real estate and the PITI for each additional property is not confirmed/documented. The borrower owns land; however, the loan file did not contain evidence of property taxes to include in the debt calculation and the application reflects no debt for the land. Documentation to evidence that this property has no cost was not present in the loan file.

Response 1 (XX/XX/XXXX 7:38AM)
Documentation received is sufficient. (Resolved)

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
908106260	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908102586	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Closing Information/File number Info- The CD issued on XX/XX/XXXX does not reflect the correct File number. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
908106877	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Assets-

The file did not contain evidence the borrower had the proper amount of funds required. The borrower was required to evidence $XXXX in funds to close, earnest money deposit and pre-paid items. In addition, the borrower was required to evidence 12 months reserves totaling $XXXX ($XXXX PITIA x 12 months). Therefore, the borrower was required to evidence a total of $XXXX in funds for the subject transaction. The loan file contained 2 consecutive months bank statements evidencing $XXXX in assets including the earnest money deposit of $XXXX; however, the loan file contained no additional assets. as a result there was a $XXXX shortage of verified assets.

Response 1 (XX/XX/XXXX 11:19AM)
Exception granted.

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
908108274	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908100135	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The PCCD issued on XX/XX/XXXX does not reflect the complete seller information. Seller Address is missing. Non-material defect. (Open) TRID CD- Closing Information/Closing Date- The PCCD issued on XX/XX/XXXX does not reflect the correct Closing Date. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
908108428	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908102272	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller Address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
908102980	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) TRID - 10% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($XXXX) exceed the comparable charges ($XXXX) by more than 10%. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Lender Title Insurance. This results in a cost to cure of: $XXXX. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery.

Response 1 (XX/XX/XXXX 2:55PM)
The documentation provided insufficient to cure the finding. (Resolved)

(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller Address is missing. Non-material defect.

(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
908103261	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued onXX/XX/XXXX does not reflect the complete seller information. Seller name and address are missing. Non-material defect. (Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
908107208	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) Reserve Assets- Sufficient reserves to meet guideline requirements were not verified in the file. The borrower was required to evidence 6 months in PITIA reserves equal to $XXXX ($XXXX PITIA X 6 months). This is in addition to the prepaid closing costs of $XXXX. A total of $XXXX was required to be verified. The loan file only contained evidence of $XXXX in assets. As a result, the borrower was short $XXXX in verified reserves. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
908105168	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The Seller address is missing. Non-material defect.	(Clear) LDP/EPL-

The guidelines require that all loans must be submitted to an automated third-party fraud and data check tool (i.e. FraudGuard, DataVerify’s DRIVE, etc.). A copy of the findings report must be included in the loan file. All red flags and inconsistencies must be resolved and the supporting documentation clearing the deficiencies are to be provided as well. The loan file contained a copy of the Drive report; however, the Drive Score result was 0 for auto refer/FAIL. The loan file did not contain a copy of the fraud report with the red flags and inconsistencies resolved as required.

Response 1 (XX/XX/XXXX 11:29AM)
Documentation received is sufficient. (Resolved)

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
908101587	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The Seller's address is missing. Non-material defect.	(Open) Program Parameters- The subject loan does not meet Program Parameters for LTV. Program Parameters. The guidelines for the purchase of a Primary Residence located in zoned rural area reflect a maximum LTV of XX%. The subject loan closed with an LTV of XX%, which exceeds the maximum allowed. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
908101688	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The Seller's address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
908103621	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The Seller's address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
908108775	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908109268	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Section B incorrect payee- The loan contains fees where 'compensation to' does not reflect a Payee on the revised CD issued on XX/XX/XXXX: 2nd Appraisal Fee and 3rd Party Processing Fee.	(Clear) Income Docs- The income is not documented properly according to guides. The guidelines require 24 months consecutive bank statements, including all pages. The loan file is missing pages of the bank statements for the months of XX/XX/XXXX through XX/XX/XXXX. Response 1 (XX/XX/XXXX 9:04AM) Exception granted. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
908105637	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) Right to Rescind 3 days-

This loan failed the TILA right of rescission test. Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3)) The funding date is before the third business day following consummation.

Response 1 (XX/XX/XXXX 5:45PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Inaccurate Mortgage-

The mortgage was not completed accurately. The following Rider is missing: PUD rider. The appraisal and title reflect the property as a PUD.

Response 1 (XX/XX/XXXX 11:27AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Right to Rescind-

The Right to Cancel does not provide the applicants with 3 qualified days to rescind the transaction. The rescission date is three business days after the consummation date, the date the borrower receives the Final TIL/HUD-1, or the date the borrower receives the Notice of Right to Cancel, whichever occurs last. The rescission date noted on the Right to Cancel Notice, XX/XX/XXXX, is less than three business days from the consummation date, XX/XX/XXXX. The Mortgage notary date is XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.23(b)(1)(v), (a)

Response 1 (XX/XX/XXXX 5:46PM)
The documentation provided is sufficient to cure the finding. (Resolved)

							(Clear) Liquidation of Cash to Close- Satisfactory documentation was not in the file reflecting the liquidation of stocks, bonds, or mutual funds used for required funds to close. The borrower was required to evidence $XXXX in funds to close and pre-paid items. The loan file contained evidence of $XXXX in personal liquid assets and evidence of $XXXX in non-liquid IRA funds; however, evidence that the IRA funds had been liquidated was not present in the loan file as required by guidelines. Response 1 (XX/XX/XXXX 11:32AM) Agreed. Liquidation is not required. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
908106369	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation. The verification fee is paid to other.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
908108270	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) TRID CD ' Loan Disclosures/Escrow Account-

TRID CD ' Loan Disclosures/Escrow Account. The CD issued on XX/XX/XXXX does not reflect the correct selection for no escrow. The file reflects information for an Escrow when the loan does not have escrows. The statement that an Escrow Account has not been established with a description of estimated property costs during the first year after consummation is missing. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 9:39AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller Address is missing. Non-material defect.

(Open) TRID CD ' Closing Information/Disbursement Date-

The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date. Non-material defect.

(Open) Miscellaneous-

There are additional observations that could impact the credit decision and/or quality of the loan. Per guidelines a minimum 12 months of mortgage history, 0x30x12, is required for non-FTHBs. The borr has 5 rolling lates from XXXX-XXXX on the mtg tied to his 2nd home. Payment history documented confirming the payments were made via auto pay. The borrower's payment increased due to escrow shortage and the payments are reported as late since the increased new payments were not made. Borrower provided evidence that the payments were made in a timely manner during that time. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	2	2	3	2	1	1	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B
908102720	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller Address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
908100289	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) Disclosures Federal Missing- The following disclosures were missing: FACTA Notice is Missing.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
908100523	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) TRID CD ' Loan Disclosures/Escrow Account-

The CD issued on XX/XX/XXXX does not reflect the correct selection for no escrow. The file reflects information for an Escrow when the loan does not have escrows. The statement that an Escrow Account has not been established with a description of estimated property costs during the first year after consummation is missing. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 9:36AM)
The documentation provided is sufficient to cure the finding. (Resolved)

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
908103028	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) Program Parameters-

The subject loan does not meet Program Parameters for cash-out seasoning. The guidelines for cash-out refinances state that the subject property must have been purchased (or acquired) by the borrower at least twelve months prior to the disbursement date of the new mortgage except for the following, which are acceptable: Inherited Properties - There is no waiting period if the borrower acquired the property through an inheritance or was legally awarded the property (divorce, separation, or dissolution of a domestic partnership). The inheritance/award must be documented. Or Delayed Financing - There is no waiting period if the original purchase was paid in cash. The Settlement Statement from the original acquisition is required and must confirm that no mortgage financing was used to initially obtain the subject property. The subject note date is XX/XX/XXXX. The borrower purchased the subject property on XX/XX/XXXX, which is less than 12 months and according to the HUD from the purchase, the borrower used a mortgage to supplement the cash needed at closing for the purchase of the subject. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
908101769	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908101318	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908105220	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908107161	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) VOR Required- Verification of 12 months rental payments is required. It should be noted that the borrower was living rent free with family members prior to the purchase of the subject property. An Exception was granted, waiving the necessary requirement to establish rental history.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
908103176	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908102707	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) TRID- Lender Credits that Cannot Decrease-

This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($XXXX) does not exceed or equal the comparable sum of specific and non-specific lender credits($XXXX). If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery.

Response 1 (XX/XX/XXXX 2:57PM)
The documentation provided is sufficient to cure the finding. (Resolved)

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
908108394	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908107259	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Appraisal was performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
908101066	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908106500	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908109974	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) REO PITI-

The Borrower owns other real estate and the PITI for each additional mortgage is not documented. The taxes and HOI for the properties located at XXXX and XXX are not documented in the loan file. Further, the HOA dues for the primary residence located at XXXX were not documented in the loan file.

Response 1 (XX/XX/XXXX 10:22AM)
Still missing HOI for XXXX. Still missing Taxes and HOI for XXXX. HOA dues must be confirmed through borrower for XXXX. (Upheld)

Response 2 (XX/XX/XXXX 7:38AM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters-

The subject loan does not meet Program Parameters for cash-out. The guidelines indicate that a rate and term refinance be limited to the lessor of 2% or $XXXX maximum cash to the borrower at closing. According to the final CD in the loan file, the borrower received $XXXX at closing which exceeds the maximum allowed of $XXXX.

Response 1 (XX/XX/XXXX 10:29AM)
A statement of Business Purpose is required. (Upheld)

Response 2 (XX/XX/XXXX 7:39AM)
Exception received is sufficient. (Resolved)

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
908106427	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908102572	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller's address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
908106519	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller's address is missing. Non-material defect.	(Open) Program Parameters- Program Parameters. The subject loan does not meet Program Parameters for payment shock. The guidelines for a first time homebuyer indicate a maximum payment shock of XX%. The borrower is a first time home buyer with a current home that is owned free and clear, which results in a payment shock of XXX% which exceeds the maximum allowed. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
908109690	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Incorrect Section- The Notary Fee was included in Section B of the CD issued on XX/XX/XXXX. However, the fee should have been entered under Section C. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
908107197	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) LDP/EPL-

The guidelines require that all loans must be submitted to an automated third-party fraud and data check tool (i.e. FraudGuard, DataVerify’s DRIVE, etc.). A copy of the findings report must be included in the loan file. All red flags and inconsistencies must be resolved and the supporting documentation clearing the deficiencies are to be provided as well. The loan file contained a copy of the Drive report; however, the Drive Score result was 0 for auto refer/FAIL. The loan file did not contain a copy of the fraud report with the red flags and inconsistencies resolved as required.

Response 1 (XX/XX/XXXX 11:25AM)
Documentation received is sufficient. (Resolved)

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
908109807	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Debts Not verified on credit report-

The application lists significant debts that were not verified on the credit report and not independently verified. The origination underwriter omitted 2 debts reporting to the credit report. The XXXX account with a $XXXX balance and $XXXX per month payment and the XXXX Card account with a $XXXX balance and $XXXX payment. The approval in the loan file reflects a condition to provide evidence that these 2 debts had been paid in full; however, the loan file contains no documentation to justify the exclusion of these debts. As a result, the DTI increased from XXXX% at origination, to XX%, which exceeds the maximum allowed per guidelines of XX%.

Response 1 (XX/XX/XXXX 4:27PM)
Exception granted. (Resolved)

(Clear) Unsupported Adverse Credit-

Adverse credit information, such as late payments, lawsuits, or judgments, were not adequately explained by the applicant(s). The origination credit report reflects a foreclosure with a last reported date of XX/XX/XXXX. However, the loan file contains no documented evidence to verify the actual foreclosure date. The fraud report in the loan file also does not reflect the exact foreclosure date.

Response 1 (XX/XX/XXXX 8:33PM)
Explanation and documentation received is sufficient. (Resolved)

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
908105707	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The Seller Address is missing. Non-material defect.	(Open) VOR Required-

Verification of XX months rental payments is required. The borrower sold his home in XXXX. The borrower has lived rent free since with a family member; therefore, no rental history is available for the most recent XX months. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

(Open) Program Parameters-

The subject loan does not meet Program Parameters for payment shock. The guidelines indicate a maximum payment shock of XX%. The borrower is living rent free and subject PITIA is $XXXX. Therefore, the payment shock exceeds XX%. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
908103236	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) Income Docs-

The income is not documented properly according to guides. The guidelines require 4 months evidence of receipt of rent payments and a corresponding lease to properly document rental income using DSCR program. The borrower was renovating the subject property prior to renting the property. The subject loan closed on XX/XX/XXXX. The loan file contained 4 lease agreements. 2 for XX/XX/XXXX and 2 for XX/XX/XXXX. Therefore, 4 months of rent was not available. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
908102883	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID - CD Non-Borrower with Right to Rescind- There is no evidence of an initial CD provided to the NB Per regulation, CD(s) must be provided to all who have the right to rescind. The Final CD was provided to the NB.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
908102401	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) LDP/EPL-

The guidelines require that all loans must be submitted to an automated third-party fraud and data check tool (i.e. FraudGuard, DataVerify’s DRIVE, etc.). A copy of the findings report must be included in the loan file. All red flags and inconsistencies must be resolved and the supporting documentation clearing the deficiencies are to be provided as well. The loan file contained a copy of the Drive report; however, the Drive Score result was 0 for auto refer/FAIL. The loan file did not contain a copy of the fraud report with the red flags and inconsistencies resolved as required.

Response 1 (XX/XX/XXXX 11:27AM)
Documentation received is sufficient. (Resolved)

(Open) Income Docs-

The income is not documented properly according to guides. The guidelines require 4 months evidence of receipt of rent payments and a corresponding lease to properly document rental income using DSCR program. The subject loan closed XX/XX/XXXX. The subject property was purchased XX/XX/XXXX; therefore, 4 months had passed since the purchase. The subject is rented as a short term vacation rental; therefore, there is not a lease. The loan file contained a rental receipt from a leasing management company which is the same leasing management company used by the previous owner and shows a full 12 months of rents received for the property from XX/XX/XXXX to XX/XX/XXXX; however, the rental income received for a full 4 months after the borrower owned the property was not present in the loan file as required. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
908104259	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908105633	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908101671	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908107416	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller Address is missing. Non-material defect.	(Open) DTI Exceeds Maximum- The DTI exceeds Investor guidelines. The maximum DTI per asset utilization guidelines is XX%. The subject loan closed with a DTI of XX% which exceeds the maximum. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
908103125	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Open) DTI Exceeds Maximum- The DTI exceeds Investor guidelines. The maximum DTI per asset utilization guidelines is XX%. The subject loan closed with a DTI of XX% which exceeds the maximum. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
908103833	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller's name and address are missing. Non-material defect.

(Open) TRID CD- Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.

							(Clear) REO PITI- The Borrowers own other real estate and the PITI for each additional property is not confirmed/documented. The evidence of taxes and HOI for the property located at XXXX was not present in the loan file. Response 1 (XX/XX/XXXX 10:48AM) Exception approved by Investor. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
908103606	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller Address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
908101466	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) REO Rental Income- The rental income was not properly documented per the guidelines. As per guidelines the borrower must provide 4 months of rental receipt. The property was initially purchased for the client's daughter to reside in while attending college. The client's daughter recently vacated the property after living rent free in the property. The property has since been leased out, lease and security deposit provided. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to levelEV2.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
908101016	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) REO Rental Income-

The rental income was not properly documented per the guidelines. As per the guidelines for all refinance transactions a copy of the executed lease and four months most recent canceled checks or bank statements evidencing deposit of rents is required. The tenant pays rent via cash on a monthly basis, the client has provided cash receipts for the previous four months. An exception was granted to permit the use of the Rent Schedule form 1007 and the included lease agreement, provided the borrower has rent loss coverage of 12 months. Compensating factors utilized to downgrade to level EV2.

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
908108861	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Incorrect Section- The Closing /Escrow Fee was included in Section B of the CD issued on XX/XX/XXXX. However, the fee should have been entered under Section C. Non-material defect.	(Open) Miscellaneous- There are additional observations that could impact the credit decision and/or quality of the loan. The client filed for bankruptcy in X/XX/XXXX and the bankruptcy was discharged on XX/XX/XXXX. The application date for the loan is XX/XX/XXXX. As per guidelines a 4 year seasoning period is required from date of bankruptcy discharge. As the seasoning period is only 33 days shy of meeting the 4 year requirement an exception was granted for this issue. Compensating factors utilized to downgrade to level EV2	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
908105146	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908101811	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
908105361	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller address is missing. Non-material defect. (Open) TRID - Revised LE Delivery Date (after issue of CD)- This loan failed the revised loan estimate delivery date test (after issuance of Closing Disclosure). The revised Loan Estimate issued on XX/XX/XXXX was issued on the same date as the initial Closing Disclosure dated XX/XX/XXXX.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	3	1	1	3	3	1	1	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C
908102093	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID - SPL - Late-

A written list of Service Providers was not disclosed within 3 business days of the application date or 7 business days before the Consummation Date. Non-material defect.

(Clear) TRID - Initial LE Delivery Date (from application)-

This loan failed the initial loan estimate delivery date test (from application). The Initial LE provided in the loan file and dated XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX.

Response 1 (XX/XX/XXXX 9:14AM)
The documentation provided is not sufficient to cure the finding. Please provide the initial 1003 with the true application date (when all 6 pieces of information were received to complete the application). (Upheld)

Response 3 (XX/XX/XXXX 3:04PM)
The documentation provided is sufficient to cure the finding. (Resolved)

Response 2 (XX/XX/XXXX 7:09AM)
The information provided is not sufficient to cure the finding. Section 1026.19(e)(1)(ii)(A) provides that if a mortgage broker receives a consumer's application, either the creditor or the mortgage broker must provide the consumer with the disclosures required under § 1026.19(e)(1)(i) in accordance with § 1026.19(e)(1)(iii). (Upheld)

(Open) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). This results in a cost to cure of: $XXXX. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 9:14AM)
The documentation provided is not sufficient to cure the finding. Please provide the initial 1003 with the true application date (when all 6 pieces of information were received to complete the application). (Upheld)

Response 2 (XX/XX/XXXX 3:06PM)
The documentation provided is not sufficient to cure the finding. A valid coc is required to show why the Appraisal fee was added on the revised LE issued 3/15/2021, or provide the following to clear the finding: PCCD, Refund for $XXXX. LOE and proof of delivery. (Upheld)

(Clear) TRID - 10% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than 10% test. The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii).This results in a cost to cure of: $XXXX. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, refund and revised disclosures must be provided no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 9:15AM)
The documentation provided is not sufficient to cure the finding. Please provide the initial 1003 with the true application date (when all 6 pieces of information were received to complete the application). (Upheld)

Response 2 (XX/XX/XXXX 3:04PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) Late HOC Disclosure-

The Homeownership Counseling Disclosure provided on XX/XX/XXXX was not provided within 3 business days of the application date, XX/XX/XXXX. Non-material defect.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	3	1	1	3	3	1	1	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C
908103985	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller address is missing. Non-material defect.

(Open) TRID CD- Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' or states third party provider under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. However, this fee should not be retained by the lender or broker or state third party provider. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.

(Open) Conflict of Interest-

The borrower was the Father of the loan officer. Further, the Loan Officer provided the borrower gift funds of $XXXX which was documented and indicated an additional $XXXX of gift funds to be given, which was not documented according to guidelines. In addition, the borrower indicated in a letter that his daughter was planning to occupy the subject property along with the borrower. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

(Clear) Debts-

The DTI did not reflect all of the borrower's debts resulting in a DTI that exceeds allowable tolerances. The maximum DTI allowed for Asset utilization income type is XX%. The Lender failed to include the departing residence retained mortgage debt of $XXXX along with the HOA dues of $XXXXX per month for the same property. The loan file contained no documentation to warrant the exclusion of the departing residence debt. As a result, the audit DTI increased to XX% from the origination DTI of XX%, which already exceeded the maximum allowed.

Response 1 (XX/XX/XXXX 10:46AM)
Exception granted.

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
908103486	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908101610	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) TRID - Revised CD - No Waiting Period-

This loan failed the revised Closing Disclosure delivery date test (no waiting period required). Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer prior to consummation. Per regulation, it is the creditor's responsibility to provide disclosures prior to consummation. If disclosure was delivered electronically please provide evidence of receipt.

Response 1 (XX/XX/XXXX 2:16PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Right to Rescind 3 days-

As a result of additional information provided upon rebuttal, This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3)) The funding date is before the third business day following consummation.

Response 1 (XX/XX/XXXX 6:25PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Right to Rescind-

The Right to Cancel does not provide the applicants with 3 qualified days to rescind the transaction. As a result of additional information provided upon rebuttal, The rescission date is three business days after the consummation date, the date the borrower receives the Final TIL/HUD-1, or the date the borrower receives the Notice of Right to Cancel, whichever occurs last. The rescission date noted on the Right to Cancel Notice, XX/XX/XXXX, is less than three business days from the consummation date, XX/XX/XXXX.

Response 1 (XX/XX/XXXX 12:22PM)
The documentation provided is sufficient to cure the finding. (Resolved)

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
908106211	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
908104856	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908100347	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) DTI Exceeds Maximum- The DTI exceeds Investor guidelines. The maximum allowed DTI for the Alternative Income program using Asset Utilization as the highest portion of qualifying income is XX%. The subject loan closed with a DTI of XX% which exceeds the maximum allowed. Response 1 (XX/XX/XXXX 10:07AM) Exception granted. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
908100190	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Incomplete Bank Statements-

The bank statements are incomplete. The guidelines required 24 months consecutive and complete bank statements to properly document income using the 24 months bank statement program. The loan file contained business bank statements for the months of XX/XX/XXXX to XX/XX/XXXX and XX/XX/XXXX; however, the XX/XX/XXXX bank statement is missing from the loan file.

Response 1 (XX/XX/XXXX 2:51PM)
Documentation received is sufficient. (Resolved)

(Clear) REO PITI-

The Borrowers own other real estate and the PITI for each additional mortgage is not documented. The loan application reflects a property located at XXXX reflecting a mortgage with a balance of $XXXX and a monthly payment of $XXXX. This mortgage was not documented on either the credit report or otherwise in the loan file. It is unknown if the mortgage included escrow for the property and the balance and payment could not be verified. Further, the loan file contained no other documentation on the property.

Response 1 (XX/XX/XXXX 2:56PM)
Referenced documentation received is sufficient. (Resolved)

(Clear) Reserve Assets - Investment-

Sufficient reserves to meet the minimum requirement for investment properties were not verified in the file. The guidelines for a primary or second home indicate that the reserve requirement is increased by an additional 1 month reserve for each additional financed property. The initial reserve requirement was zero due to the LTV; however, the borrowers owned an additional 3 financed properties, which increased the reserve requirement to 3 months reserves or $XXXX ($XXXX PITIA x 3 months). In addition, the borrowers were required to evidence $XXXX in funds to close and prepaid items. Therefore, a total of $XXXX was required to be documented. The loan file contained $XXXX in personal funds and an additional $XXXX in business funds; however, the loan file did not contain a letter from the CPA indicating that the use of the business funds would not have a negative impact on the business as required by guidelines. As a result, the borrower would be short $XXXX in verified qualifying funds for reserves.

Response 1 (XX/XX/XXXX 2:52PM)
Exception granted by Investor. (Resolved)

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
908107088	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller address is missing. Non-material defect.	(Open) Assets-

The file did not contain evidence the borrower had the proper amount of funds required. The borrower was required to evidence 6 months in PITIA reserves equal to $XXXX ($XXXX PITIA X 6 months) this is in addition to the requirement of $XXXX in funds to close, prepaid items and earnest money deposit. The guidelines do not allow a sole proprietor to use business assets to meet the funds to close or reserves requirements. The loan file contained evidence of $XXXX in assets; however, all of the assets provided, including the earnest money deposit were from the business assets. The borrower indicated in a letter that they are a sole proprietor. As a sole proprietor, the borrower is not allowed per guidelines to use business assets to satisfy the funds needed for the subject transaction. As a result, the borrower would be short $XXXX in funds for closing and reserves. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
908109813	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Income Docs-

The income/employment is not documented properly according to guides. The guidelines for full documentation using self-employment sources for qualification indicate that a current YTD profit and loss statement are required for proper documentation. The subject closed as a full documentation loan and the borrower owned 4 active businesses. The profit and loss statement for the "Consulting" business, which filed a schedule C was not present in the loan file. The most recent income document provided was a 2019 schedule C, along with a 2018 schedule C. The subject loan closed XX/XX/XXXX. A 2020 and YTD profit and loss was required to determine that the borrower's business had not incurred excessive losses and evidence that the business was still performing with positive income.

Response 1 (XX/XX/XXXX 11:12AM)
Exception approved by Investor. (Resolved)

(Clear) Debts Not verified on credit report-

The borrower's business asset statement reflects an auto draft for child support in the amount of $XXXX. The loan file does not contain any explanation for this debt and evidence of a court order or divorce decree is not present in the loan file. Without proper documentation it could not be determined if the borrower is still responsible for this child support debt.

Response 1 (XX/XX/XXXX 11:11AM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters-

The subject loan does not meet Program Parameters for LTV. The guidelines indicate a maximum LTV of XX% for Rural properties using the Agency Plus program. The subject was located in a rural location. The subject closed with an LTV of XX%, which exceeded the maximum allowed.

Response 1 (XX/XX/XXXX 11:13AM)
Exception approved by Investor. (Resolved)

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
908108341	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908101298	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908109067	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) Resident Alien-

The loan file does not contain sufficient documentation to evidence borrower's residency. The guidelines for non-permanent resident aliens require the borrower to provide either a copy of the unexpired visa or an acceptable I-797 form with valid extension dates and the I-94 must be included and must evidence an acceptable visa type. Visa types that may be considered for Non-Permanent resident alien applicants generally include: E-1,E2, E-3, G-1, G-2, G-3, G-4, G-5, H-1B, H-1C, L-1A, L1B, L2, NATO 1-6, O-1, TN-1, and TN-2. A current (non-expired) Employment Authorization Document (EAD) issued by the USCIS may be considered in lieu of a Visa. The EAD card category must support lawful residence status. EAD cards issued based on “deferred action” does not grant lawful status; only lawful permanent or non-permanent residents of the United States are eligible. The loan file contained a copy of the borrowers non US passport, the front of a current employment authorization card, the front and back copies of an expired employment authorization card and an I-797C with an eligibility category of C10, which is not permitted per the guidelines. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

(Clear) Income Docs-

The income/employment is not documented properly according to guides. The borrower was qualified using 24 months business bank statement income documentation. The loan file contained the bank statements for XX/XX/XXXX to XX/XX/XXXX and XX/XX/XXXX to XX/XX/XXXX; however, the bank statement for XX/XX/XXXX was missing from the loan file.

Response 1 (XX/XX/XXXX 4:01PM)
Exception granted by Investor. (Resolved)

(Clear) Assets Misc-

There are additional asset findings. The borrower was required to evidence $XXXX in funds to close and prepaid items. The guidelines do not allow a sole proprietor to use business assets for the subject transaction. The loan file only contained business assets and no personal assets were verified. As a result, the borrower would be short $XXXX in verified funds for the subject transaction.

Response 1 (XX/XX/XXXX 4:03PM)
Exception not provided. (Upheld)

Response 2 (XX/XX/XXXX 5:48AM)
Exception granted by Investor. (Resolved)

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
908109592	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908104255	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) TRID - 10% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than 10% test. A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fees was not accepted: Title Courier Fee and Notary Fee. This results in a cost to cure of: $XXXX. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, refund and revised disclosures must be provided no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 5:11PM)
The documentation provided is sufficient to cure the finding. (Resolved)

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
908109660	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Income Docs- The income/employment is not documented properly according to guides. The guidelines required 24 months consecutive and complete bank statements to properly document income using the 24 months bank statement program. The loan file contained business bank statements for XX/XX/XXXX and XX/XX/XXXX to XX/XX/XXXX; however, the XX/XX/XXXX bank statement is missing from the loan file. Response 1 (XX/XX/XXXX 10:12AM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
908108923	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908109000	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908100205	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908106333	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Reserve Assets - Investment-

Sufficient reserves to meet the minimum requirement for investment properties were not verified in the file. The guidelines required the borrower to evidence a total of 7 months reserves, 6 months for the primary and an additional 1 month for every other financed property owned, equal to $XXXX. The loan file contained evidence of $XXXX in assets, of which $XXXX were business funds. The business account actually had a balance of $XXXX; however, the CPA letter in the loan file indicated that only $XXXX could be used without a negative impact to the business. as a result, the borrowers are $XXXX short funds for reserves.

Response 1 (XX/XX/XXXX 10:14AM)
Exception approved by Investor. (Resolved)

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
908106281	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID - CD Non-Borrower with Right to Rescind-

There is no evidence of an initial CD provided to the NB. Per regulation, CD(s) must be provided to all who have the right to rescind.

(Clear) Federal Testing-

The loan failed the high-cost mortgage (HOEPA) points and fees threshold test due to the following: The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds 5% of the total loan amount of $XXXX. The following points and fees were included in the in the Federal HOEPA Points and Fees test: Mortgage Broker Fee (indirect) $XXXX, Loan Discount Fee $XXXX and Underwriting Fee $XXXX. A cost to cure in the amount of $XXXX is required. If discount points are bona fide, please provide the undiscounted rate for further review. If providing the borrower a refund for the cure, please provide a LOE, PCCD, copy of the refund for $XXXX and proof of delivery.

Response 1 (XX/XX/XXXX 4:31PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal Testing-

The loan failed the high-cost mortgage (HOEPA) financing of points and fees test. The loan finances, directly or indirectly, any points and fees, as defined in the legislation. The loan finances points and fees totaling $XXXX. A creditor that extends credit under a high-cost mortgage may not finance charges that are required to be included in the calculation of points and fees, as that term is defined in '1026.32(b)(1) and (2). Credit insurance premiums or debt cancellation or suspension fees that are required to be included in points and fees under '1026.32(b)(1)(iv) or (2)(iv) shall not be considered financed by the creditor when they are calculated and paid in full on a monthly basis. The following points and fees were included in the calculation: Loan Discount Points $XXXX and Underwriting Fee $XXXX.

Response 1 (XX/XX/XXXX 4:32PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Disclosures Federal Missing-

The loan failed the high-cost mortgage (HOEPA) pre-loan counseling date test due to the following: The High-Cost Mortgage Pre-Loan Counseling Date was not provided.

Response 1 (XX/XX/XXXX 4:32PM)
The documentation provided is sufficient to cure the finding. (Resolved)

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
908102465	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Application-

The final application is inaccurate and missing information as required by guides. The final 1003 indicates that borrower is a US Citizen which is incorrect as the loan file contains a social security card with authorization to work only, a temporary drivers license and an employment authorization card. Further, the final 1003 does not reflect the borrower's employment information at all and indicates income that does not match the final 1008. The borrower current mortgage which was paid at closing was also missing from the application.

Response 1 (XX/XX/XXXX 9:09AM)
Documentation received is sufficient. (Resolved)

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
908100054	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller Address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
908104074	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
908104922	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID - PR Revised CD - Waiting Period-

This loan failed the revised closing disclosure delivery date test (waiting period required). The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction. Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §1026.19(f)(1)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §1026.19(f)(1)(ii)(A) :(A) The annual percentage rate disclosed under §1026.38(o)(4) becomes inaccurate, as defined in §1026.22. (B) The loan product is changed, causing the information disclosed under §1026.38(a)(5)(iii) to become inaccurate. (C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §1026.38(b) to become inaccurate. The creditor shall ensure that the consumer receives the disclosures required under §1026.19(f)(1)(i) no later than three business days before consummation. The CD issued on XX/XX/XXXX contained one of the following: Loan Product change, which required a new 3-day waiting period.

(Open) TRID CD ' Closing Information/Disbursement Date-

The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date. Non-material defect.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	3	1	1	3	3	1	1	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C
908106196	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) TRID - Initial LE Delivery Date (from application)-

This loan failed the initial loan estimate delivery date test (from application). The Initial LE provided in the loan file and dated XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX.

Response 1 (XX/XX/XXXX 6:01PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - 10% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii)) The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($XXXX) exceed the comparable charges ($XXXX) by more than 10%. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. This results in a cost to cure of: $XXXX. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery.

Response 1 (XX/XX/XXXX 6:03PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXXX. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. This results in a cost to cure of: $XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery.

Response 1 (XX/XX/XXXX 6:04PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller address is missing. Non-material defect.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
908102400	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller information is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
908101644	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Closing Information/Disbursement Date- The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
908103210	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the correct/complete seller information. Seller Address is missing. Non-material defect.	(Open) Credit Tradelines- The borrower(s) does not meet the minimum tradeline requirements to meet Investor guidelines. Lender guidelines state the borrower must have two tradelines showing 24 months activity. The borrower only maintains a single tradeline, however it should be noted that an exception was granted for this issue. The client accepted a 24 month VOR in lieu of a second tradeline.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
908101720	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the correct and complete seller information. The seller name is incorrect and the address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
908103777	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908105933	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller address is missing. Non-material defect.	(Open) Program Parameters-

The subject loan does not meet Program Parameters for Condo project eligibility. The guidelines indicated that a minimum of 10% of the association’s annual budget should provide for funding of replacement reserves for capital expenditures and deferred maintenance. The subject property is a condominium with less than 10% reserve. This established 180 unit condominium does not comply with Full Review guidelines because the budget has XX% net reserves.

(Open) Resident Alien-

The loan file does not contain sufficient documentation to evidence borrower's residency. The borrower is a non-permanent resident alien. The I-797 provided in the loan file expires on XX/XX/XXXX and the subject closed on XX/XX/XXXX; therefore, the I-797 authorization would expire only 9 days after the subject transaction.

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
908102120	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller Address is missing. Non-material defect.	(Open) VOR Required-

Verification of 12 months rental payments is required. The guidelines for XXXX indicate that 12 months minimum verification of rent is required to be documented via canceled checks or evidence of the payments via bank statements. The loan file contained a private VOR which indicated that the borrower had rented since 2019 at $XXXX per month; however, the rent payments were not supported by 12 months canceled checks or bank statement withdrawals as required. The loan file contained bank statements reflecting various amounts of cash withdrawals that did not match that of the rental payments. An LOX was provided by the borrower indicating that the rental payments were split amongst family members which all contributed in cash and that the land lord was paid in cash. Further, the LOX indicated that the rental payments were not consistent as a reimbursement for repairs were sometimes deducted from the rent amount. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
908106922	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908103263	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller information is missing. Non-material defect.

(Clear) State Testing-

This loan failed the high-cost home loan points and fees threshold test. (XX AB 75, § 3.), (XX SB 279, § 2.) The total points and fees of this loan, which are $XXXX, exceed one of the following thresholds based on the total loan amount, which is $XXXX: Either the total points and fees exceed 4.5% of the total loan amount if the total loan amount is $XXXX or more.

Response 1 (XX/XX/XXXX 11:53AM)
The documentation provided is not sufficient to clear the defect. The test results provided show that Discount Points of $XXXX were not included in the XX High Cost test, however the loan file did not have evidence that the points were bona fide and therefore were included in the test. If Discount Points charged were bona fide for purposes of reducing the interest rate, please provided evidence including the Undiscounted/Par Rate. (Upheld)

Response 2 (XX/XX/XXXX 5:51PM)
The undiscounted rate was provided and is sufficient to cure the exception. (Resolved)

(Clear) Program Parameters-

The subject loan does not meet Program Parameters for property flipping. The guidelines state that property flipping is prohibited, and for all Purchase Transactions the seller of the subject property must have owned the subject property for longer than six (6) months unless the seller of the subject property: • Acquired the property from a GSE or Bank/non-Bank REO; • acquired by the seller by inheritance; • is a state and federally-chartered financial institutions and Government-Sponsored Enterprises (GSE); • is a local and state government agency; or • an employer or relocation agency the purchase is in connection with the relocation of an employee. The subject property was purchased by the seller on XX/XX/XXXX. The subject note dated is XX/XX/XXXX; therefore, the seller had not owned the property for a minimum of 6 months. There is no evidence in the loan file that the seller obtained the subject property from a GSE or as a bank/non bank REO or by inheritance. Further, the loan file does not contain evidence that the seller is financial agency, a government-sponsored enterprise (GSE), a government agency or the borrower's employer. Therefore, subject transaction was prohibited.

Response 1 (XX/XX/XXXX 2:40PM)
Investor exception granted. (Resolved)

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
908102335	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller Address is missing. Non-material defect.	(Clear) Assets-

The file did not contain evidence the borrower had the proper amount of funds required. The borrower was required to evidence 6 months in PITIA reserves equal to $XXXX ($XXXX PITIA X 6 months) this is in addition to the requirement of $XXXX in funds to close, prepaid items and earnest money deposit. The guidelines do not allow a sole proprietor to use business assets to meet the funds to close or reserves requirements. The loan file only contained evidence of $XXXX in personal assets and an additional $XXXX in gift funds; however, an additional $XXXX in business funds were verified. The CPA indicated in a letter that the borrower was a sole proprietor that filed a schedule C for the previous 2 years. As a sole proprietor, the borrower is not allowed per guidelines to use business assets to satisfy the funds needed for the subject transaction. As a result, the borrower would be short $XXXX in funds for closing and reserves.

Response 1 (XX/XX/XXXX 8:15PM)
Exception granted by Investor. (Resolved)

(Clear) Program Parameters-

The subject loan does not meet Program Parameters for LTV. The maximum LTV for the Alternative income program for a FTHB is XX%. The borrower is a FHTB. The subject loan closed with a XX% LTV, which exceeded the maximum allowed.

Response 1 (XX/XX/XXXX 8:17PM)
Exception granted by Investor. (Resolved)

(Clear) Credit Scores-

The borrower's credit scores are below the minimum allowable per guidelines. The minimum qualifying credit score for the Alternative income program for a FTHB is XXXX. The borrower is a FHTB. The borrower's qualifying credit score was only XXXX, which does not meet the minimum requirement.

Response 1 (XX/XX/XXXX 8:17PM)
Exception granted by Investor. (Resolved)

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
908100006	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Assets Misc-

There are additional asset findings. The guidelines indicate that the use of business funds requires a letter from the CPA or tax-preparer which must state that the withdrawal will not negatively impact the business. The borrower was required to evidence 3 months reserves totaling $XXXX ($XXXX PITIA x 3 months). The loan file contained evidence of $XXXX in personal assets and an additional $XXXX in business assets. The loan file did not contain a copy of a letter from the CPA or tax-preparer stating that the withdrawal will not negatively impact the business, as required by guidelines.

Response 1 (XX/XX/XXXX 2:44PM)
Explanation received is sufficient. (Resolved)

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
908107009	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines-	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908107945	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908108260	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908100254	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) LDP/EPL-

The guidelines require that all loans must be submitted to an automated third-party fraud and data check tool (i.e. FraudGuard, DataVerify’s DRIVE, etc.). A copy of the findings report must be included in the loan file. All red flags and inconsistencies must be resolved and the supporting documentation clearing the deficiencies are to be provided as well. The loan file contained a copy of the Drive report; however, the Drive Score result was 0 for auto refer/FAIL. The loan file did not contain a copy of the fraud report with the red flags and inconsistencies resolved as required.

Response 1 (XX/XX/XXXX 7:21AM)
Documentation received is sufficient. (Resolved)

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
908109333	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) VOR Required- Verification of 12 months housing payments is required. The guidelines required verification of housing history for the most recent 12 months. According to the loan application and a letter in the loan file, the borrower was living rent free. The loan file contained no evidence of housing history from XX/XX/XXXX to the closing date of XX/XX/XXXX. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
908107867	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) TRID - Initial LE Delivery Date (from application)-

This loan failed the initial loan estimate delivery date test (from application). The Initial LE provided in the loan file and dated XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX.

Response 1 (XX/XX/XXXX 1:48PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Missing HOC Disclosure-

The file contains no evidence that the Home ownership Counseling Disclosure was provided to the consumer.

Response 1 (XX/XX/XXXX 1:48PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - SPL - Missing-

The file is missing a written list of Service Providers.

Response 1 (XX/XX/XXXX 1:48PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. This results in a cost to cure of: $XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 1:49PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - 10% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than 10% test. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. . This results in a cost to cure of: $XXXX. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, refund and revised disclosures must be provided no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 1:50PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID- Lender Credits that Cannot Decrease-

The loan failed the Lender Credits that Cannot Decrease Test. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The total cost to cure of $XXXX is required. The violation may be cured if documentation is provided showing the disclosure was delivered timely. . If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be done no later than 60 days after consummation.

Response 1 (XX/XX/XXXX 1:50PM)
The documentation provided is sufficient to cure the finding. (Resolved)

							(Clear) AUS Final Approval mismatch- The final approval data does not match the 1003 and/or file documents. Missing final Approval; Approval in file dated XX/XX/XXXX reflects loan amount of $XXXX, rate of XX% and P&I of $XXXX vs. Note dated XX/XX/XXXX reflecting $XXXX loan amount, rate of XX% and P&I of $XXXX. Further, the DTI and income amounts reflected on the approval and origination 1008 in the loan file, do not match that of the final 1003 in the loan file. Response 1 (XX/XX/XXXX 8:13PM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
908100098	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller Address is missing. Non-material defect.	(Clear) Program Parameters- The subject loan does not meet Program Parameters for Condo project eligibility. The guidelines indicated that a minimum of 10% of the association’s annual budget should provide for funding of replacement reserves for capital expenditures and deferred maintenance. The subject property is a condominium with less than 10% reserve. This established 10 unit condominium does not comply with Full Review guidelines because the budget has XX% net reserves. Response 1 (XX/XX/XXXX 8:09PM) Exception granted by Investor. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
908104243	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
908100471	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the correct/complete seller information. Seller Address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an Appraisal Field Review which supports the original appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
908104354	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908108202	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Open) VOR Required-

Verification of 12 months rental payments is required. The guidelines required 12 months most recent housing history. The borrower has rented for the previous 8 months and previously lived rent free with relatives. The file contained a copy of the lease as of XX/XX/XXXX and bank statements reflecting the rent payments for the 8 months. The loan file contained no evidence of housing payments for the remaining 4 months to meet the full 12 month requirement. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

								(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
908105093	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908102205	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908106127	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller address missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B